Document And Entity Information	Aug. 12, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 12, 2024
Entity Registrant Name	Perspective Therapeutics, Inc.
Entity Central Index Key	0000728387
Entity Emerging Growth Company	false
Entity File Number	001-33407
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	41-1458152
Entity Address, Address Line One	2401 Elliott Avenue, Suite 320
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98121
City Area Code	(206)
Local Phone Number	676-0900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	CATX
Security Exchange Name	NYSEAMER
Amendment Description	This Current Report on Form 8-K/A (this Amendment) is being filed solely to replace the version of Exhibit 99.1 (the Initial Exhibit) attached to the Company's Current Report on Form 8-K filed with the Securities and Exchange Commission on August 12, 2024 (the Initial 8-K) and amends and restates the Initial 8-K in its entirety. Due to a clerical error, an incorrect version of the Initial Exhibit was attached as an exhibit to the Initial 8-K.